Basis of Presentation and Significant Accounting Policies - Additional Information (Detail)			3 Months Ended		12 Months Ended
	Aug. 24, 2020 $ / shares	Aug. 20, 2020 $ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 28, 2020 $ / shares	Jun. 30, 2020 $ / shares
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	0.8741000000	1.14396
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 10.00	$ 5.50
Customer Concentration Risk | Sales Revenue
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			90.00%	90.00%	90.00%	90.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Share based compensation, vesting period					1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Share based compensation, vesting period					2 years